Label	Element	Value
(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table is intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)	[1]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on or around the date of this Prospectus, no history of the portfolio turnover rate is available.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in investment-grade debt securities; and
■	up to 20% of the Fund’s total assets in U.S. dollar-denominated debt securities of foreign issuers.
We invest principally in investment-grade debt securities, including corporate, municipal, mortgage- and asset-backed securities and  U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and developed market foreign issuers. We may also use futures to manage risk, to enhance return or as a substitute for purchasing the underlying security. While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 20% of that of the Fund’s benchmark. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond index, had a duration of 6.14 years, as of October 31, 2024. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.
Fundamental research and relative value analysis are the cornerstones of our investment decision making process. We employ techniques with particular emphasis on high-quality securities, broad diversification, adequate liquidity, controlling interest rate risk (duration) and a disciplined risk management and investment process designed to identify the best fundamental values across eligible fixed income sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Market Trading Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to the Fund’s net asset value (“NAV”). Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Authorized Participant Concentration Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. At lower asset levels, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Operational Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Valuation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, to the extent that these securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such security or other asset and the last quoted price for the security or other asset (i.e., the Fund’s quote from the closed foreign market).

(Allspring Exchange-Traded Funds Trust) | (Allspring Broad Market Core Bond ETF) | Allspring Broad Market Core Bond ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.19%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 61
(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table is intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on or around the date of this Prospectus, no history of the portfolio turnover rate is available.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in debt securities;
■	up to 35% of the Fund’s total assets in debt securities that are below investment-grade; and
■	up to 25% of the Fund’s total assets in debt securities of foreign issuers, including emerging markets issuers and debt securities denominated in foreign currencies.
We invest principally in debt securities, including corporate, mortgage- and asset-backed securities, bank loans, foreign sovereign debt, supranational entity securities, and  U.S. Government obligations. These securities may have fixed, floating or variable rates and may include debt securities of both domestic and foreign issuers. We invest in both investment-grade and below investment-grade debt securities (often called “high yield” securities or “junk bonds”), including unrated securities, as well as securities that are in default at the time of purchase.
We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies. We may also use futures and swap agreements to manage risk or to enhance return. We may enter into currency-related transactions through derivative instruments, including currency and cross currency forwards. The use of derivative currency transactions is intended to allow the Fund to manage, hedge or reduce a foreign currency-specific risk exposure of a portfolio security or its denominated currency or to obtain net long exposure to selected currencies for the purpose of generating income or additional returns.
While we may purchase securities of any maturity or duration, under normal circumstances, we expect to maintain an overall portfolio dollar-weighted average effective duration that is within 1 year of that of the Fund’s benchmark. The Fund’s benchmark, the Bloomberg  U.S. Aggregate Bond Index, had a duration of 6.14 years, as of  October 31, 2024. “Dollar-Weighted Average Effective Duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.
We start our investment process with a top-down,  macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, corporate profits, inflation, monetary and fiscal policy, as well as the influence of international economic and financial conditions. Within these parameters, we then apply rigorous credit research to select individual securities that we believe can add value from income and/or the potential for capital appreciation. Our credit research may include an assessment of an issuer’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors,  including an assessment of environmental, social and governance (“ESG”) factors that are deemed to have material business and/or financial risk. The ESG factors utilized in the fund’s investment process may change over time, and some factors may not be relevant with respect to all issuers and may or may not be determinative in the security selection process. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk reward profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Market Trading Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to the Fund’s net asset value (“NAV”). Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Authorized Participant Concentration Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. At lower asset levels, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Operational Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Valuation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, to the extent that these securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such security or other asset and the last quoted price for the security or other asset (i.e., the Fund’s quote from the closed foreign market).

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into foreign currency contracts on a spot or forward basis, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Loan Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Exchange-Traded Funds Trust) | (Allspring Core Plus ETF) | Allspring Core Plus ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.30%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 97
(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table is intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)	[5]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on or around the date of this Prospectus, no history of the portfolio turnover rate is available.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in income-producing securities;
■	up to 100% of the Fund’s total assets in debt securities of foreign issuers, including emerging markets issuers, and up to 50% of the Fund’s total assets in non-dollar denominated debt securities;
■	up to 100% of the Fund’s total assets in debt securities that are below investment-grade;
■	up to 25% of the Fund’s total assets in preferred stocks; and
■	up to 10% of the Fund’s total assets in debt securities that are in default at the time of purchase.
We invest principally in income-producing securities, including corporate, mortgage- and asset-backed securities, municipal securities, bank loans, convertible securities, preferred stocks, foreign corporate debt, foreign sovereign debt,  collateralized debt obligations, commercial paper, variable and adjustable rate securities, inflation-protected debt securities, supranational entity securities and U.S. Government obligations. We may invest a significant portion of the Fund’s assets in mortgage-backed securities, including those issued by agencies and instrumentalities of the U.S.
Government. We may also invest in below investment-grade debt securities (often called “high yield” securities or “junk bonds”) of any credit quality, including unrated securities that we deem to be of comparable quality, as well as securities that are in default at the time of purchase.
We may invest in debt securities of foreign issuers, including emerging markets issuers, denominated in any currency. Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, Thailand, Turkey and Uruguay. We may seek to add yield by having exposures to a variety of credits, mortgages, and higher yielding countries and currencies.
We pursue the Fund’s investment objective by creating an integrated strategy that combines income-producing securities from a variety of sectors, countries and issuers. Portfolio managers meet regularly to review and assess the overall portfolio risk level, the allocation of assets among the different sectors, and the role played by each sector in the portfolio.
The investment process for both asset allocation and security selection focuses on the value-driven measures that are used by the portfolio managers when managing sector assignments such as high yield bonds, global bonds, emerging markets, investment-grade bonds, and mortgages. We seek to add return by allocating assets to sectors that we believe offer better opportunities and by using rigorous credit research to identify attractive individual securities. The portfolio managers utilize proprietary tools when measuring opportunities and risks associated with country, currency, credit and mortgage exposures. As part of our investment process, an assessment of relevant factors, which may include but are not limited to financial data and metrics, pricing information, issue characteristics and issue structure are considered alongside environmental, social and governance (“ESG”) factors that are deemed to have material business and/or financial risk.  The ESG factors utilized in the fund’s investment process may change over time and some factors may not be relevant with respect to all issuers that are eligible fund investments. Further, ESG factors may or may not be determinative in the security selection process.
Securities are sold and allocations to various sectors are reduced when prices rise significantly above our estimates of underlying value, when changes in the financial environment indicate that securities or sectors at current prices no longer offer attractive risk-adjusted returns, or due to cash flow needs.
While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund’s overall dollar-weighted average effective duration to be between 0 and 6 years. “Dollar-weighted average effective duration” is an aggregate measure of the sensitivity of a fund’s fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. We may use futures to manage duration exposure. There are no fixed weights for the Fund’s allocation across various sectors or markets.
In addition to currency exposures stemming from our management of non-dollar denominated bonds, including the hedging and cross-hedging of currency exposures associated with these securities, we can manage currency as a separate asset class. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the  U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Debt Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Mortgage- and Asset-Backed Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund’s returns.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Market Trading Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to the Fund’s net asset value (“NAV”). Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Authorized Participant Concentration Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. At lower asset levels, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Operational Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | U.S. Government Obligations Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Valuation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, to the extent that these securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such security or other asset and the last quoted price for the security or other asset (i.e., the Fund’s quote from the closed foreign market).

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | High Yield Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Emerging Markets Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Foreign Currency Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Currency  Contracts Risk. A Fund that enters into foreign currency contracts on a spot or forward basis, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Loan Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Loan Risk. Loans may be unrated, less liquid and more difficult to value than traditional debt securities. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in financial, economic or market conditions. A Fund may be unable to sell loans at a desired time or price. The Fund may also not be able to control amendments, waivers or the exercise of any remedies that a lender would have under a direct loan and may assume liability as a lender.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Swaps Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Swaps Risk. Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage-backed securities, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Convertible Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Convertible Securities Risk. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The market value of a convertible security tends to decline as interest rates increase but also tends to reflect changes in the market price of the common stock of the issuing company.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Geographic Emphasis Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund’s investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Municipal Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

(Allspring Exchange-Traded Funds Trust) | (Allspring Income Plus ETF) | Allspring Income Plus ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table is intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)	[7]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on or around the date of this Prospectus, no history of the portfolio turnover rate is available.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of large capitalization U.S. companies.
The Fund invests principally in equity securities of large capitalization  U.S. companies. We define large-capitalization companies as those with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was $6.75 billion to $3.41 trillion as of October 31, 2024 and is expected to change frequently. We may also use futures contracts in order to equitize cash. The Fund is considered to be non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund’s portfolio managers attempt to incorporate a consistent, disciplined, and repeatable process that combines fundamental analysis with a proprietary valuation framework that seeks to exploit the price inefficiencies of high-quality companies relative to their future growth prospects. As part of its fundamental analysis, the portfolio management team looks for companies that they believe have a definable business franchise with a distinct competitive advantage, solid long term growth prospects, a strong financial condition and a high-quality management team with interests aligned with shareholders. In addition, the team looks to be aware of how sustainability considerations influence investment outcomes and believes effective risk management requires consideration of material environmental, social and governance (“ESG”) risks.  In-house methodologies and scores are used to better understand and assess material ESG risks.  The Fund may sell a security when it has met or exceeded the portfolio managers’ valuation expectations, when there has been a deterioration of the issuer’s fundamentals or to take advantage of a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Market Trading Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to the Fund’s net asset value (“NAV”). Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Authorized Participant Concentration Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. At lower asset levels, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Operational Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Valuation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, to the extent that these securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such security or other asset and the last quoted price for the security or other asset (i.e., the Fund’s quote from the closed foreign market).

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Non-Diversification Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. A Fund that is considered “non-diversified” under the Investment Company Act of 1940, as amended, is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Core ETF) | Allspring LT Large Core ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.28%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[8]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 29
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 90
(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table is intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)	[9]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on or around the date of this Prospectus, no history of the portfolio turnover rate is available.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s net assets in equity securities of large capitalization U.S. companies.
The Fund invests principally in equity securities of large capitalization  U.S. companies. We define large-capitalization companies as those with market capitalizations within the range of the S&P 500® Index at the time of purchase. The market capitalization range of the S&P 500® Index was $6.75 billion to $3.41 trillion as of October 31, 2024 and is expected to change frequently. We may also use futures contracts in order to equitize cash. The Fund is considered to be non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.
The Fund’s portfolio managers attempt to incorporate a consistent, disciplined, and repeatable process that combines fundamental analysis with a proprietary valuation framework that seeks to exploit the price inefficiencies of high-quality growth companies relative to their future growth prospects. As part of its fundamental analysis, the portfolio management team looks for growth companies that they believe have a definable business franchise with a distinct competitive advantage, solid long term growth prospects, a strong financial condition and a high-quality management team with interests aligned with shareholders. The portfolio management team seeks to manage portfolio risk by investing in companies across a proprietary set of growth classifications  (core growth, consistent growth, cyclical growth, and emerging growth). In addition, the team looks to be aware of how sustainability considerations influence investment outcomes and believes effective risk management requires consideration of material environmental, social and governance (“ESG”) risks. In-house methodologies and scores are used to better understand and assess material ESG risks.  The Fund may sell a security when it has met or exceeded the portfolio managers’ valuation expectations, when there has been a deterioration of the issuer’s fundamentals or to take advantage of a better investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Market Trading Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to the Fund’s net asset value (“NAV”). Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Authorized Participant Concentration Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Derivatives Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Futures Contracts Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. At lower asset levels, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Operational Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Valuation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, to the extent that these securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such security or other asset and the last quoted price for the security or other asset (i.e., the Fund’s quote from the closed foreign market).

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Non-Diversification Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Non-Diversification Risk. A Fund that is considered “non-diversified” under the Investment Company Act of 1940, as amended, is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a “diversified” fund. Default by the issuer of an individual security in such a Fund’s portfolio may have a greater negative effect on the Fund’s return or net asset value than it would on the return or net asset value of a “diversified” fund.

(Allspring Exchange-Traded Funds Trust) | (Allspring LT Large Growth ETF) | Allspring LT Large Growth ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113
(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table is intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)	[11]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The table does not take into account brokerage commissions that you may pay on purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund commenced operations on or around the date of this Prospectus, no history of the portfolio turnover rate is available.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
■	at least 80% of the Fund’s total assets in equity securities of large-capitalization companies; and
■	up to 20% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments
We invest principally in equity securities of approximately 30 to 50 large-capitalization companies, which we define as companies with market capitalizations within the range of the Russell 1000® Index at the time of purchase. The market capitalization range of the Russell 1000® Index was approximately $174 million to $3.41 trillion, as of  October 31, 2024 and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.
We look for undervalued companies that we believe have the potential for above average capital appreciation with below average risk. Rigorous fundamental research drives our search for companies with favorable reward-to-risk ratios and that possess, a long-term competitive advantage provided by a durable asset base, strong balance sheets, and sustainable and superior cash flows. Typical investments include stocks of companies that are generally out of favor in the marketplace, or are undergoing reorganization or other corporate action that may create above-average price appreciation. We regularly review the investments of the portfolio and may sell a portfolio holding when a stock nears its price target, downside risks increase considerably, the company’s fundamentals have deteriorated, or we identify a more attractive investment opportunity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.
(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Risk Lose Money [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money
(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Risk Not Insured Depository Institution [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund may lose money, is not a deposit of a bank or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Market Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Foreign Investment Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Market Trading Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. These factors, among others, may lead to the Fund’s shares trading at a premium or discount to the Fund’s net asset value (“NAV”). Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Authorized Participant Concentration Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk.  Only an Authorized Participant (as described in the “Creation Unit Transactions” section of the Prospectus) may engage in creation or redemption transactions directly with the Fund, and Authorized Participants are not obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable or unwilling to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is willing or able to step forward to create or redeem, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Management Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | New Fund Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. At lower asset levels, certain of the Fund’s expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Operational Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, Authorized Participants, market makers, counterparties or other third-parties, failed or inadequate processes and computer, technology or systems failures.

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Valuation Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, to the extent that these securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such security or other asset and the last quoted price for the security or other asset (i.e., the Fund’s quote from the closed foreign market).

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Equity Securities Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The values of equity securities may experience periods of substantial price volatility and may decline significantly over short time periods. In general, the values of equity securities are more volatile than those of debt securities. Equity securities fluctuate in value and price in response to factors specific to the issuer of the security, such as management performance, financial condition, and market demand for the issuer’s products or services, as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. Different parts of a market, industry and sector may react differently to adverse issuer, market, regulatory, political, and economic developments.

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Growth/Value Investing Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Focused Portfolio Risk [Member]
Prospectus:	rr_ProspectusTable
Risk [Text Block]	rr_RiskTextBlock	Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund’s net asset value than if the Fund held a greater number of issuers.
(Allspring Exchange-Traded Funds Trust) | (Allspring Special Large Value ETF) | Allspring Special Large Value ETF
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[12]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 113

[1]
1.	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.

[2]
2.	Expenses are based on estimated amounts for the current fiscal year.

[3]
1.	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.

[4]
2.	Expenses are based on estimated amounts for the current fiscal year.

[5]
1.	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.

[6]
2.	Expenses are based on estimated amounts for the current fiscal year.

[7]
1.	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.

[8]
2.	Expenses are based on estimated amounts for the current fiscal year.

[9]
1.	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.

[10]
2.	Expenses are based on estimated amounts for the current fiscal year.

[11]
1.	The investment management agreement between the Fund and Allspring Funds Management, LLC utilizes a unitary fee arrangement pursuant to which Allspring Funds Management, LLC has agreed to pay all expenses incurred by, and appropriately allocated to, the Fund, excluding only: the management fee payable to Allspring Funds Management, LLC; brokerage expenses and other expenses incurred in connection with the execution of portfolio transactions; interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; payments under the Fund’s Rule 12b-1 plan (if any); proxy and shareholder meeting expenses; litigation expenses; extraordinary expenses; and acquired fund fees and expenses.

[12]
2.	Expenses are based on estimated amounts for the current fiscal year.